INTANGIBLE ASSETS - Summary of Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 4,365
Ending balance	4,226	$ 4,365
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	4,990	5,013
Additions	290	546
Acquisitions through business combinations		14
Dispositions	(2)	(173)
Foreign currency translation	(191)	(410)
Ending balance	5,087	4,990
Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(625)	(503)
Amortization expense	(262)	(249)
Dispositions	2	86
Foreign currency translation	24	41
Ending balance	(861)	(625)
Water and sewage concession agreements
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,854
Ending balance	1,817	1,854
Water and sewage concession agreements | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,035	1,968
Additions	165	496
Acquisitions through business combinations		0
Dispositions	0	0
Foreign currency translation	(145)	(429)
Ending balance	2,055	2,035
Water and sewage concession agreements | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(181)	(159)
Amortization expense	(71)	(59)
Dispositions	0	0
Foreign currency translation	14	37
Ending balance	(238)	(181)
Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	293
Ending balance	259	293
Customer relationships | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	381	436
Additions	1	0
Acquisitions through business combinations		7
Dispositions	0	(67)
Foreign currency translation	(8)	5
Ending balance	374	381
Customer relationships | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(88)	(132)
Amortization expense	(30)	(30)
Dispositions	0	67
Foreign currency translation	3	7
Ending balance	(115)	(88)
Computer software, patents, trademarks and proprietary technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,619
Ending balance	1,538	1,619
Indefinite life intangible assets	297	297
Computer software, patents, trademarks and proprietary technology | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,949	1,920
Additions	77	14
Acquisitions through business combinations		0
Dispositions	(1)	(5)
Foreign currency translation	(21)	20
Ending balance	2,004	1,949
Computer software, patents, trademarks and proprietary technology | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(330)	(193)
Amortization expense	(143)	(136)
Dispositions	2	3
Foreign currency translation	5	(4)
Ending balance	(466)	(330)
Brand names
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	297
Ending balance	297	297
Brand names | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	297	297
Additions	0	0
Acquisitions through business combinations		0
Dispositions	0	0
Foreign currency translation	0	0
Ending balance	297	297
Brand names | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0	0
Amortization expense	0	0
Dispositions	0	0
Foreign currency translation	0	0
Ending balance	0	0
Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	302
Ending balance	315	302
Other | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	328	392
Additions	47	36
Acquisitions through business combinations		7
Dispositions	(1)	(101)
Foreign currency translation	(17)	(6)
Ending balance	357	328
Other | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(26)	(19)
Amortization expense	(18)	(24)
Dispositions	0	16
Foreign currency translation	2	1
Ending balance	$ (42)	$ (26)